DEFERRED TAX - Deductible temporary differences (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
DEFERRED TAX
Deductible temporary differences	¥ 16,298,974	¥ 12,764,306
Accumulated tax losses	7,674,394	7,192,320
Deductible Temporary Differences and Accumulated Losses For Which No Deferred Tax Asset Is Recognised	¥ 23,973,368	¥ 19,956,626